Exhibit 99.3

Exception Grades

Run Date - 7/17/2025 8:41:44 AM

SitusAMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	DBRS Initial Exception Rating	DBRS Final Exception Rating	Fitch Initial Exception Rating	Fitch Final Exception Rating	Kroll Initial Exception Rating	Kroll Final Exception Rating	Moody's Initial Exception Rating	Moody's Final Exception Rating	S&P Initial Exception Rating	S&P Final Exception Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
223007325		3158550376		33021866			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Review Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	Appraisal Review Fee was last disclosed as $[Redacted] on Loan Estimate but disclosed as $[Redacted] on Final Closing Disclosure dated [Redacted]. File does not contain a valid COC for this fee, nor evidence of cure in file.				Reviewer Comment (2025-03-17): [Redacted] received valid COC dated [Redacted] Buyer Comment (2025-03-13): Please review valid Change in Circumstance form attached; CIC includes valid descriptions accompanied by the comment section for the added fee-Appraisal review fee added on Loan Estimate Issued [Redacted] -please cancel exception	03/17/2025			1	C	A	C	A	C	A	C	A	C	A		ID	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223007325		3158550376		33025026			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Subject appraisal was done "subject to" and although there is a Form 442 in file, it does not indicate the subject is complete.				Reviewer Comment (2025-06-05): 442/1004D form received, showing the property has been completed Buyer Comment (2025-06-05): Please review Appraisal completion attached	06/05/2025			1	C	A	C	A	C	A	C	A	C	A		ID	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223152939		3158550377		33145969			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Evidence of primary appraisal delivery to the borrower was not located in the file.				Reviewer Comment (2025-04-01): proof of appraisal receipt received Buyer Comment (2025-04-01): Do not concur - POR was in file at time of review	04/01/2025			1	B	A	B	A	B	A	B	A	B	A		AL	Primary	Refinance - Cash-out - Other		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279103	3158550420	33319718	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Insufficient or no cure was provided to the borrower.	Fee was disclosed as $[redacted] on the initial Loan Estimate but disclosed as $[redacted] on the Final Closing Disclosure. A valid change of circumstance is not provided for fee increase and no evidence of tolerance cure is provided.	Reviewer Comment (2025-05-14): PCCD, refund check, LOX, and proof of mailing has been received

Buyer Comment (2025-05-14): See attached refund check

Reviewer Comment (2025-05-06): PCCD, LOE, and proof of delivery received, missing copy of refund check.

Buyer Comment (2025-05-06): Please see PCCD, tracking and Letter of Explanation.

Reviewer Comment (2025-05-01): [redacted]: The receipt of an invoice is not a valid changed circumstance in order for a fee to be re-baselined. Please provide documentation of the reason for the increase in the appraisal fee What information was received that required the increase in the fee and when was that information received or Cure would be due to borrower.

Buyer Comment (2025-04-29): Please re-review: The appraisal fee changed, and the fee was re-disclosed based on the updated invoice. The price changed based on the home's value or the location, which is reasonable. The fee was re-disclosed along with the invoices on the same day as they are dated and have proof that they were sent to the borrower. The borrower still proceeded with the loan.

Reviewer Comment (2025-04-28): [redacted] received rebuttal comment that property over [redacted]. However, the knowledge the property value is over [redacted] would have been known at application due to the initial 1003 indicating the property value as [redacted] and triggering the need to disclose all applicable fees. Also, COC dated [redacted] shows updated invoice received. The receipt of an invoice is not a valid changed circumstance in order for a fee to be re-baselined. If there was an additional reason the fee was increased, we will need the additional information otherwise a corrected CD, LOE, refund check, and proof of mailing is needed to cure.

Buyer Comment (2025-04-25): See attached CIC and Invoice - Appraisal fee increased due to the property over [redacted]
																			05/14/2025		2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes